UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
POI-Munder @Vantage Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Exhibit Index
Certifications required by Rule 30a-2(a)

Item 1. Schedule of Investments.
Munder @Vantage Fund

Munder @Vantage Fund®

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b),(l)

Shares		Value(c),(k)

COMMON STOCKS — 79.1%
Consumer Discretionary — 13.7%
Internet & Catalog Retail — 13.6%
5,500	Amazon.Com Inc. †	$512,325
2,700	B2W Compania Global Do Varejo	127,414
49,400	drugstore.com, inc. †	160,056
5,646	Expedia, Inc. †	179,994
5,400	FTD Group, Inc.	80,352
4,600	Gmarket Inc., ADR †	107,870
11,000	IAC/ InterActiveCorp †	326,370
7,200	Netflix, Inc. †	149,184
29,500	PetMed Express, Inc. †	413,295
3,650	priceline.com Incorporated †	323,938
10,900	US Auto Parts Network, Inc. †	94,939

		2,475,737

Media — 0.1%
9,800	Digital Music Group, Inc. †	24,598

Total Consumer Discretionary		2,500,335

Financials — 6.3%
Capital Markets — 3.5%
10,800	optionsXpress Holdings Inc.	282,312
19,800	TD AMERITRADE Holding Corporation †	360,756

		643,068

Real Estate Management & Development — 2.8%
181,300	Move, Inc. †	500,388

Total Financials		1,143,456

Industrials — 4.6%
Commercial Services & Supplies — 4.6%
5,300	51job, Inc., ADR †	105,788
21,302	Intermap Technologies Corp. †	132,783
17,550	Monster Worldwide, Inc. †	597,753

		836,324

Information Technology — 54.5%
Communications Equipment — 1.3%
2,600	Nortel Networks Corporation †	44,148
2,000	QUALCOMM Incorporated	84,520
2,600	Telefonaktiebolaget LM Ericsson	103,480

		232,148

Computers & Peripherals — 4.3%
4,450	Apple Inc. †	683,253
5,000	EMC Corporation †	104,000

		787,253

Electronic Equipment & Instruments — 0.5%
13,800	Wireless Ronin Technologies, Inc. †	93,150

Internet Software & Services — 36.9%
8,500	Akamai Technologies, Inc. †	244,205
10,000	ARTISTdirect, Inc. †	18,000
900	Baidu.com, Inc., ADR †	260,685
6,190	Bankrate, Inc. †	285,483
8,000	Bidz.com, Inc. †	107,680
187,000	CMGI, Inc. †	254,320
55,900	CNET Networks, Inc. †	416,455
16,700	Digital River, Inc. †	747,325
20,000	eBay Inc. †	780,400
1,050	Google Inc., Class A †	595,633
11,000	LiveDeal, Inc. †	76,890
5,400	LoopNet, Inc. †	110,916
8,600	NetEase.com, Inc., ADR †	145,340
550	NHN Corporation †	127,284
14,500	RealNetworks, Inc. †	98,310
5,700	Rediff.com India Limited, ADR †	101,688
65,000	ROO Group, Inc. †	52,000
7,200	SINA Corporation †	344,520
7,250	Sohu.com Inc. †	273,398
23,300	Spark Networks, Inc. †	91,802
26,800	Tencent Holdings Ltd.	173,062
36,685	TheStreet.com, Inc.	444,255
5,900	Travelzoo, Inc. †	135,405
13,300	Universo Online SA †	85,256
3,300	ValueClick, Inc. †	74,118
1,750	WebMD Health Corp., Class A †	91,175
22,500	Yahoo! Inc. †	603,900

		6,739,505

Semiconductors & Semiconductor Equipment — 2.1%
20,700	Micron Technology, Inc. †	229,770
4,500	Silicon Motion Technology Corporation, ADR †	101,295
4,900	Taiwan Semiconductor Manufacturing Company Limited, ADR	49,588

		380,653

Software — 9.4%
4,068	Adobe Systems Incorporated †	177,609
17,500	Captaris, Inc. †	92,575
7,500	Check Point Software Technologies Ltd. †	188,850
16,400	Microsoft Corporation	483,144

35,000	Napster, Inc. †	114,450
5,200	Red Hat, Inc. †	103,324
5,300	Shanda Interactive Entertainment Limited, ADR †	197,213
65,800	SourceForge, Inc. †	161,210
6,000	Symantec Corporation †	116,280
3,550	THQ Inc. †	88,679

		1,723,334

Total Information Technology		9,956,043

TOTAL COMMON STOCKS
(Cost $13,654,789)		14,436,158

LIMITED PARTNERSHIPS — 19.2%
Information Technology — 19.2%
Multi-Industry — 17.7%
2,025,000	CenterPoint Ventures III (Q) L.P. †,(d),(e),(f),(g)	835,633
1,880,000	New Enterprise Associates 10, L.P. †,(d),(e),(f),(g)	1,312,063
680,000	Telesoft II QP, L.P. †,(d),(e),(f),(g),(h)	301,010
1,174,098	Trident Capital Fund V, L.P. †,(d),(e),(f),(g)	789,557

		3,238,263

Semiconductors & Semiconductor Equipment — 1.5%
2,500,000	Tech Farm Ventures (Q) L.P. †,(d),(e),(f)	266,865

TOTAL LIMITED PARTNERSHIPS
(Cost $7,398,023)		3,505,128

PREFERRED STOCK — 1.6%
(Cost $999,999)
Information Technology — 1.6%
Computers & Peripherals — 1.6%
444,444	Alacritech, Inc., Series C †,(d),(e),(f)	292,044

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $146,194)
146,194	Institutional Money Market Fund (i)	146,194

TOTAL INVESTMENTS
(Cost $22,199,005)(j)	100.7%	$18,379,524

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	The Fund primarily invests in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management (the “Advisor”) to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. As of September 30, 2007, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Fair valued security as of September 30, 2007 (see note (c) above). At September 30, 2007, these securities represent $3,797,172, 20.8% of net assets.

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 40% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $3,797,172, 20.8% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc., Series C	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
	04/18/2005	75,000
	07/15/2005	112,500
	11/21/2005	100,000

	03/15/2006	75,000
	06/30/2006	87,500
	11/27/2006	87,500
	02/23/2007	87,500
	04/20/2007	100,000
New Enterprise Associates 10, L.P.	10/26/2000	136,978
	01/04/2001	68,489
	07/27/2001	34,244
	09/26/2001	68,489
	01/16/2002	72,676
	04/23/2002	72,676
	07/12/2002	72,675
	11/12/2002	72,675
	02/04/2003	73,531
	07/16/2003	74,584
	09/19/2003	77,077
	12/10/2003	77,330
	04/19/2004	77,616
	08/16/2004	78,606
	12/28/2004	84,118
	07/11/2005	46,529
	01/13/2006	48,170
	03/10/2006	48,170
	04/03/2006	48,170
	11/02/2006	48,414
	05/01/2007	39,517
	09/10/2007	40,000
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P.	03/16/2001	186,187
	12/11/2002	56,522
	12/09/2003	28,261
	06/04/2004	56,522
	12/10/2004	56,522
	06/07/2006	48,652
	04/13/2007	36,617
Trident Capital Fund V, L.P.	10/18/2000	156,907
	06/26/2002	55,378
	11/08/2002	55,378
	01/15/2003	110,755
	10/01/2003	56,032
	12/05/2003	56,031
	02/06/2004	56,031
	06/10/2004	58,689
	11/23/2004	59,496
	01/28/2005	59,496
	08/02/2005	35,697
	10/17/2005	51,156

07/05/2006	55,487
03/26/2007	69,655
07/06/2007	42,078

(g)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2007, the Fund had total commitments to contribute $952,635 to various issuers when and if required.

(h)	Includes ownership interest in TeleSoft Partners II SBIC, L.P., which has no independent value.

(i)	The Advisor is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(j)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,113,792, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,933,273 and net depreciation for financial reporting purposes was $3,819,481. At September 30, 2007, aggregate cost for financial reporting purposes was $22,199,005.

(k)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

(l)	On August 14, 2007, the Board of Trustees approved a merger of the Fund with and into the Munder Internet Fund, a series of Munder Series Trust, subject to approval by shareholders of the Fund at a Special Meeting called for December 6, 2007.
ABBREVIATION:
ADR — American Depositary Receipt

At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	64.4%	$11,766,496
China	8.2	1,500,006
South Korea	1.3	235,154
Brazil	1.2	212,670
Israel	1.0	188,850
Canada	1.0	176,931
Taiwan	0.8	150,883
Sweden	0.6	103,480
India	0.6	101,688

TOTAL COMMON STOCKS	79.1	14,436,158
LIMITED PARTNERSHIPS	19.2	3,505,128
PREFERRED STOCK	1.6	292,044
INVESTMENT COMPANY SECURITY	0.8	146,194

TOTAL INVESTMENTS	100.7%	$18,379,524

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: November 28, 2007

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: November 28, 2007

Exhibit Index

Exhibit No.	Description

99.1	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.